CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of RMB36,366, RMB49,358 and RMB112,142 for the years ended December 31, 2019, 2020 and 2021, respectively)	¥ 30,405,839	$ 4,771,340	¥ 25,214,290	¥ 22,109,946
Cost of revenues (including related party cost of revenues of RMB755,445, RMB576,081 and RMB455,822 for the years ended December 31, 2019, 2020 and 2021, respectively)	(23,816,462)	(3,737,323)	(19,377,184)	(15,488,778)
Gross profit	6,589,377	1,034,017	5,837,106	6,621,168
Operating (expenses)/income
Selling, general and administrative	(1,875,869)	(294,365)	(1,663,712)	(1,546,227)
Other operating income, net	(789,503)	(123,890)	(580,973)	(387,890)
Total operating expenses	(1,086,366)	(170,475)	(1,082,739)	(1,158,337)
Income from operations	5,503,011	863,542	4,754,367	5,462,831
Other income/(expenses)
Interest income	363,890	57,102	442,697	585,404
Interest expense	126,503	19,851	35,307
(Loss)/gain from fair value changes of financial instruments	52,909	8,303	(877)
(Loss)/gain on disposal of equity investees and subsidiary	2,357	370	1,086	(2,860)
Impairment of investment in equity investees | ¥	0		0	(56,026)
Unrealized gain from investment in equity investee | ¥				754,468
Foreign currency exchange gain/(loss)	(56,467)	(8,861)	(127,180)	13,301
Income before income tax and share of loss in equity method investments	5,739,197	900,605	5,034,786	6,757,118
Income tax expense	(1,005,451)	(157,777)	(689,833)	(1,078,295)
Share of loss in equity method investments	(32,419)	(5,087)	(18,507)	(7,556)
Net income	4,701,327	737,741	4,326,446	5,671,267
Net loss/(income) attributable to non-controlling interests	53,500	8,395	(14,233)	2,878
Net income attributable to ZTO Express (Cayman) Inc.	4,754,827	746,136	4,312,213	5,674,145
Net income attributable to ordinary shareholders	¥ 4,754,827	$ 746,136	¥ 4,312,213	¥ 5,674,145
Net earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 5.80	$ 0.91	¥ 5.42	¥ 7.24
Diluted | (per share)	¥ 5.80	$ 0.91	¥ 5.42	¥ 7.23
Weighted average shares used in calculating net earnings per ordinary share
Basic | shares	819,961,265	819,961,265	796,097,532	784,007,583
Diluted | shares	819,961,265	819,961,265	796,147,504	784,331,120
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	¥ (146,533)	$ (22,994)	¥ (771,291)	¥ 104,004
Comprehensive income	4,554,794	714,747	3,555,155	5,775,271
Comprehensive loss/(income) attributable to non-controlling interests	53,500	8,395	(14,233)	2,878
Comprehensive income attributable to ZTO Express (Cayman) Inc.	¥ 4,608,294	$ 723,142	¥ 3,540,922	¥ 5,778,149